Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000074154 | NVIDIA Corp8978436
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074154 | Apple Inc8980238
Holdings [Line Items]
Percent of Total Investments	5.90%
C000074154 | Microsoft Corp8978206
Holdings [Line Items]
Percent of Total Investments	5.60%
C000074154 | Amazon.com Inc8980116
Holdings [Line Items]
Percent of Total Investments	3.30%
C000074154 | Alphabet Inc8980108
Holdings [Line Items]
Percent of Total Investments	2.60%
C000074154 | Broadcom Inc8980575
Holdings [Line Items]
Percent of Total Investments	2.50%
C000074154 | Alphabet Inc8980110
Holdings [Line Items]
Percent of Total Investments	2.10%
C000074154 | Meta Platforms Inc8978176
Holdings [Line Items]
Percent of Total Investments	2.10%
C000074154 | Tesla Inc8979306
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074154 | Eli Lilly & Co8981250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074154 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074154 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000074154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000074154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000074155 | U.S. Treasury Notes9060116
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074155 | U.S. Treasury Notes9060114
Holdings [Line Items]
Percent of Total Investments	5.30%
C000074155 | U.S. Treasury Notes9059301
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074155 | U.S. Treasury Bills9060119
Holdings [Line Items]
Percent of Total Investments	2.60%
C000074155 | FNMA9059349
Holdings [Line Items]
Percent of Total Investments	1.90%
C000074155 | U.S. Treasury Notes9059300
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074155 | U.S. Treasury Notes9059304
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074155 | U.S. Treasury Notes9060117
Holdings [Line Items]
Percent of Total Investments	1.40%
C000074155 | U.S. Treasury Notes9059307
Holdings [Line Items]
Percent of Total Investments	1.20%
C000074155 | FNMA9059347
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074155 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074155 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074155 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074155 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074155 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074155 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000074155 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000013702 | New Covenant Growth Fund8977625
Holdings [Line Items]
Percent of Total Investments	60.40%
C000013702 | New Covenant Income Fund8977627
Holdings [Line Items]
Percent of Total Investments	38.90%
C000013702 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013702 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000074153 | New Covenant Income Fund8968612
Holdings [Line Items]
Percent of Total Investments	63.90%
C000074153 | New Covenant Growth Fund8968608
Holdings [Line Items]
Percent of Total Investments	35.10%
C000074153 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074153 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	99.00%